SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Stock Based Compensation: Schedule of Fair Value of Warrants (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2021 $ / shares	Mar. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Expected volatility			1.4439	1.5034
Expected dividends	$ 0.0000	$ 0.0000	$ 0.0000	$ 0.0000
Risk free rate			0.0028	0.0158
Minimum
Expected volatility	1.4480	1.6368
Expected term	5 years	5 years	5 years	5 years
Risk free rate	0.0029	0.0079
Maximum
Expected volatility	1.5325	1.8419
Expected term	10 years	10 years	10 years	10 years
Risk free rate	0.0145	0.0145